Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee and Director Benefit Programs
Funded status	$ (5,268)	$ (5,110)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amounts recognized	(5,268)	(5,110)
Unfunded accrued liability	(5,268)	(5,110)
Intangible assets	0	0
Net amounts recognized	$ 5,268	$ 5,110	$ 5,011